ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Subsidiaries, additional information (Details)		1 Months Ended		12 Months Ended
	Mar. 14, 2019	Sep. 30, 2018	Aug. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Semya S.A. | Bioceres SA
Business combinations:
Percentage of voting equity interests acquired				50.00%
Rizobacter Argentina
Business combinations:
Ownership interest in subsidiary (as a percent)				80.00%	60.00%
Indrasa Biotecnologia S.A.
Business combinations:
Ownership interest in subsidiary (as a percent)				31.50%	52.91%
Indirect ownership through Rizobacter
Business combinations:
Ownership interest in subsidiary (as a percent)				80.00%
BCS Holding Inc | Rizobacter Argentina
Business combinations:
Ownership interest in subsidiary (as a percent)	80.00%
Rizobacter Argentina S.A | Indrasa Biotecnologia S.A.
Business combinations:
Ownership interest in subsidiary (as a percent)		35.00%	52.50%